Shareholders’ Equity (Details) - USD ($)			1 Months Ended	12 Months Ended
		Jan. 31, 2022	Oct. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 29, 2024
Shareholders’ Equity [Line Items]
Authorized share capital				50,000
Ordinary shares issued	[1]			163,106,615	150,204,348
Authorized shares	[1]			500,000,000	500,000,000
Par value (in Dollars per share)	[1]			$ 0.0001	$ 0.0001
Convertible shares				1
Weighted average shares outstanding				168,488,907
Purchased shares		128,206	76,142		204,348
Purchase price (in Dollars)		$ 1,250,000	$ 750,000
Treasury outstanding settled					204,348
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Authorized shares				300,000,000
Par value (in Dollars per share)				$ 0.0001
Voting rights description				one
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Authorized shares				200,000,000
Par value (in Dollars per share)				$ 0.0001
Voting rights description				five
Common Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued				500,000,000			150,000,000
Reverse Recapitalization [Member]
Shareholders’ Equity [Line Items]
Weighted average shares outstanding				160,988,011	150,000,000	149,383,562

[1]	The share data has been retroactively restated to reflect the current capital structure of the Company